Shareholder Report, Average Annual Return (Details) 74200014100_Franklin Mutual Global Discovery Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.73%	12.35%	9.03%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Average Annual Return, Percent	20.79%	11.35%	9.23%